Document And Entity Information	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	Winchester Bancorp, Inc.
Entity Central Index Key	0002047235
Entity Emerging Growth Company	true
Entity File Number	001-42627
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	33-3361275
Entity Address, Address Line One	661 Main Street
Entity Address, City or Town	Winchester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01890
City Area Code	(781)
Local Phone Number	729-2130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WSBK
Security Exchange Name	NASDAQ